Condensed Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Collaboration revenue:
License and milestone	$ 638	$ 2,461	$ 36,044	$ 7,226
Cost-sharing, net	3,632	1,444	9,666	4,043
Total revenue	4,270	3,905	45,710	11,269
Costs and expenses:
Research and development	8,143	8,722	25,834	25,646
General and administrative	3,011	2,041	9,472	6,318
Total costs and expenses	11,154	10,763	35,306	31,964
(Loss) income from operations	(6,884)	(6,858)	10,404	(20,695)
Other (expense) income:
Other (expense) income, net	(11,149)	132	(12,571)	(565)
Interest income	5	22	25	75
Interest expense	(485)	(511)	(1,646)	(1,018)
Total other expense, net	(11,629)	(357)	(14,192)	(1,508)
Net loss	(18,513)	(7,215)	(3,788)	(22,203)
Comprehensive loss	(18,513)	(7,215)	(3,788)	(22,203)
Reconciliation of net loss to net loss applicable to common stockholders:
Net Loss	(18,513)	(7,215)	(3,788)	(22,203)
Accretion of dividends, interest, redemption value and issuance costs on redeemable convertible preferred stock	(6,272)	(6,747)	(19,870)	(20,293)
Gain on extinguishment of redeemable convertible preferred stock			2,765
Net income (loss)	$ (24,785)	$ (13,962)	$ (20,893)	$ (42,496)
Net loss per share applicable to common stockholders: (Note 8)
Basic and diluted (in dollars per share)	$ (5.62)	$ (5.82)	$ (6.74)	$ (17.73)
Weighted-average number of common shares used in computing net loss per share applicable to common stockholders:
Basic and diluted (in shares)	4,406	2,400	3,100	2,397